COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) SFr in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 01, 2017 USD ($)	Mar. 01, 2017 CHF (SFr)	Apr. 16, 2015 CHF (SFr)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CHF (SFr)	Mar. 01, 2010 CHF (SFr)
Loss Contingencies [Line Items]
Membership interest						100.00%	100.00%
Swiss Pro Capital [Member] | Option Agreement [Member] | Subsidiaries [Member]
Loss Contingencies [Line Items]
Share capital percentage for which Company's subsidiary granted option to purchase										20.00%
Consideration of option granted | SFr										SFr 315
Percentage of acquisition costs used to calculate exercise price										20.00%
Derivative Claim [Member]
Loss Contingencies [Line Items]
Damages sought								$ 41,900
Derivative Claim [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Damages sought								$ 2,800
Tenant Claim [Member]
Loss Contingencies [Line Items]
Damages and unpaid amounts sought from tenant				$ 984
Damages sought				161
Tenant Claim [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages and unpaid amounts sought from tenant | SFr			SFr 961
Damages sought | SFr			SFr 157
Tenant [Member]
Loss Contingencies [Line Items]
Damages sought						$ 71
Damages sought by the Company				$ 3,926		3,926
Monthly rent	$ 286
Reimbursement to tenant						$ 2,486
Tenant [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages sought | SFr							SFr 69
Damages sought by the Company | SFr									SFr 3,833
Monthly rent | SFr		SFr 279
Reimbursement to tenant | SFr							SFr 2,428
Aberdeen Associates LLC [Member]
Loss Contingencies [Line Items]
Loan facility					$ 7,000
Loan term					5 years
Interest rate					5.00%